DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.9%
Australia - 7.1%
Afterpay Ltd.*	47,279	$4,347,998
AGL Energy Ltd.	144,135	1,039,177
AMP Ltd.	739,677	853,717
Ampol Ltd.	56,907	1,076,287
APA Group(a)	267,947	1,915,336
Aristocrat Leisure Ltd.	126,004	2,943,517
ASX Ltd.	43,642	2,270,031
Aurizon Holdings Ltd.	438,774	1,286,312
AusNet Services	303,823	386,900
Australia & New Zealand Banking Group Ltd.	627,018	12,625,953
BHP Group Ltd.	649,145	24,539,681
BHP Group PLC	469,923	14,858,343
BlueScope Steel Ltd.	109,914	1,410,683
Brambles Ltd.	328,549	2,502,740
CIMIC Group Ltd.*(b)	21,679	355,137
Coca-Cola Amatil Ltd.	106,553	1,097,809
Cochlear Ltd.	14,486	2,356,429
Coles Group Ltd.	299,849	3,536,920
Commonwealth Bank of Australia	388,359	24,371,992
Computershare Ltd.	108,912	1,112,057
Crown Resorts Ltd.	82,676	632,970
CSL Ltd.	100,201	20,245,601
Dexus REIT	247,212	1,692,934
Evolution Mining Ltd.	373,784	1,207,954
Fortescue Metals Group Ltd.	366,104	6,791,757
Goodman Group REIT	369,084	4,702,903
GPT Group REIT	442,513	1,453,899
Insurance Australia Group Ltd.	521,264	2,001,422
Lendlease Corp. Ltd.(a)	150,026	1,535,319
Macquarie Group Ltd.	76,196	8,353,462
Magellan Financial Group Ltd.	28,929	966,949
Medibank Pvt Ltd.	620,235	1,321,954
Mirvac Group REIT	894,013	1,534,013
National Australia Bank Ltd.	733,934	13,914,838
Newcrest Mining Ltd.	179,603	3,405,138
Northern Star Resources Ltd.	243,113	1,909,916
Oil Search Ltd.	444,024	1,448,614
Orica Ltd.	75,268	727,412
Origin Energy Ltd.	413,859	1,432,997
Qantas Airways Ltd.*	175,452	675,008
QBE Insurance Group Ltd.	326,194	2,331,697
Ramsay Health Care Ltd.	40,451	2,054,252
REA Group Ltd.	11,983	1,261,340
Rio Tinto Ltd.	82,401	8,064,285
Santos Ltd.	377,020	2,097,409
Scentre Group REIT	1,083,713	2,401,526
SEEK Ltd.	74,849	1,480,129
Sonic Healthcare Ltd.	100,718	2,458,995
South32 Ltd.	1,111,540	2,369,110
Stockland REIT	565,416	1,814,198
Suncorp Group Ltd.	274,718	2,101,135
Sydney Airport*(a)	259,486	1,170,016
Tabcorp Holdings Ltd.	512,033	1,753,228
Telstra Corp. Ltd.	923,696	2,189,073
TPG Telecom Ltd.*	88,449	462,788
Transurban Group(a)	598,996	5,899,488
Treasury Wine Estates Ltd.	162,760	1,365,069
Vicinity Centres REIT	832,015	1,049,918
Washington H Soul Pattinson & Co. Ltd.(b)	21,207	487,574
Wesfarmers Ltd.	249,533	9,454,237
Westpac Banking Corp.	786,455	14,414,384
WiseTech Global Ltd.	25,633	537,855
Woodside Petroleum Ltd.	213,709	4,040,252
Woolworths Group Ltd.	283,991	8,609,566

(Cost $246,138,015)		260,709,603

Austria - 0.2%
Erste Group Bank AG*	64,372	2,119,562
OMV AG	27,848	1,339,297
Raiffeisen Bank International AG*	34,269	695,461
Verbund AG	14,008	1,068,166
voestalpine AG	26,083	1,033,490

(Cost $5,213,374)		6,255,976

Belgium - 0.8%
Ageas SA/NV	35,225	1,974,585
Anheuser-Busch InBev SA/NV	168,379	9,641,868
Elia Group SA/NV	6,250	675,668
Etablissements Franz Colruyt NV	12,890	772,023
Galapagos NV*	7,608	626,588
Groupe Bruxelles Lambert SA	25,451	2,522,963
KBC Group NV*	56,010	4,029,054
Proximus SADP	33,423	653,290
Sofina SA	3,076	1,018,766
Solvay SA	17,525	2,137,739
UCB SA	28,514	2,836,232
Umicore SA	43,122	2,531,725

(Cost $38,687,165)		29,420,501

Chile - 0.1%
Antofagasta PLC
(Cost $1,070,478)	85,988	2,135,408

Denmark - 2.3%
A.P. Moller - Maersk A/S, Class A	746	1,497,277
A.P. Moller - Maersk A/S, Class B	1,338	2,874,338
Ambu A/S, Class B(b)	36,935	1,710,353
Carlsberg A/S, Class B	22,843	3,595,163
Chr Hansen Holding A/S*	22,042	1,891,194
Coloplast A/S, Class B	26,761	4,076,328
Danske Bank A/S*	149,726	2,762,177
Demant A/S*	24,948	1,027,761
DSV PANALPINA A/S	46,316	8,506,898

Genmab A/S*	14,820	4,977,512
GN Store Nord AS	28,448	2,390,976
H Lundbeck A/S	16,999	647,337
Novo Nordisk A/S, Class B	379,927	26,997,182
Novozymes A/S, Class B*	48,119	2,973,085
Orsted A/S, 144A	42,661	6,908,047
Pandora A/S	22,064	2,146,543
ROCKWOOL International A/S, Class B	1,193	432,432
Tryg A/S	26,478	833,452
Vestas Wind Systems A/S	43,790	8,202,809

(Cost $55,128,175)		84,450,864

Finland - 1.2%
Elisa OYJ	32,078	1,910,029
Fortum OYJ	100,308	2,504,042
Kesko OYJ, Class B	60,294	1,530,613
Kone OYJ, Class B*	76,537	6,102,208
Neste OYJ	95,488	6,274,397
Nokia OYJ*	1,271,965	5,064,477
Nordea Bank Abp	703,764	6,360,955
Orion OYJ, Class B	23,821	976,340
Sampo OYJ, Class A	105,647	4,699,762
Stora Enso OYJ, Class R	134,011	2,639,606
UPM-Kymmene OYJ	115,765	4,413,772
Wartsila OYJ Abp	98,765	1,132,306

(Cost $40,086,767)		43,608,507

France - 10.3%
Accor SA*	39,251	1,636,703
Aeroports de Paris*	6,873	872,384
Air Liquide SA	104,944	15,789,545
Airbus SE*	128,572	14,878,386
Alstom SA*	56,139	2,800,146
Amundi SA, 144A*	13,681	1,039,930
Arkema SA	15,552	1,716,931
Atos SE*	22,236	1,733,681
AXA SA	430,652	10,807,751
BioMerieux	9,213	1,169,398
BNP Paribas SA*	251,646	14,961,055
Bollore SA	205,588	983,776
Bouygues SA	52,475	2,124,809
Bureau Veritas SA*	64,004	1,729,047
Capgemini SE	36,141	5,806,132
Carrefour SA	129,544	2,257,774
Cie de Saint-Gobain*	112,546	6,031,900
Cie Generale des Etablissements Michelin SCA	38,247	5,526,096
CNP Assurances*	39,205	705,285
Covivio REIT	11,246	945,072
Credit Agricole SA*	260,118	3,645,316
Danone SA	134,539	9,165,045
Dassault Aviation SA*	586	631,385
Dassault Systemes SE	29,605	6,140,256
Edenred	54,892	3,039,294
Eiffage SA*	18,230	1,873,130
Electricite de France SA*	139,972	1,673,296
Engie SA*	398,045	5,803,959
EssilorLuxottica SA	63,037	10,267,740
Eurazeo SE*	8,282	613,049
Faurecia SE*	17,018	879,021
Gecina SA REIT	10,839	1,500,024
Getlink SE*	100,550	1,646,294
Hermes International	6,951	7,742,632
Iliad SA	3,392	599,978
Ipsen SA	8,557	729,423
Kering SA	16,838	10,663,815
Klepierre SA REIT(b)	44,398	1,047,263
La Francaise des Jeux SAEM, 144A	17,796	802,830
Legrand SA	58,294	5,058,469
L’Oreal SA	55,598	20,312,369
LVMH Moet Hennessy Louis Vuitton SE	61,421	38,906,461
Natixis SA*	166,469	810,644
Orange SA	420,026	4,838,760
Orpea SA*	11,777	1,413,566
Pernod Ricard SA	46,991	8,921,276
Publicis Groupe SA	49,222	2,882,734
Remy Cointreau SA	4,962	945,931
Renault SA*	43,406	1,944,293
Safran SA*	71,095	9,714,553
Sanofi	250,107	22,873,920
Sartorius Stedim Biotech	6,277	2,741,614
Schneider Electric SE	118,286	17,532,912
SCOR SE*	37,410	1,240,366
SEB SA	4,438	796,240
Societe Generale SA*	181,937	4,507,765
Sodexo SA*	19,893	1,901,431
Suez SA	78,015	1,623,726
Teleperformance	13,180	4,660,975
Thales SA	23,081	2,184,428
TOTAL SE(b)	558,451	25,857,052
Ubisoft Entertainment SA*	20,350	1,659,312
Unibail-Rodamco-Westfield REIT	16,901	1,240,236
Unibail-Rodamco-Westfield CDI(b)	285,626	1,024,151
Valeo SA	47,885	1,689,361
Veolia Environnement SA	121,742	3,282,944
Vinci SA	113,973	11,831,721
Vivendi SE	177,816	6,129,522
Wendel SE	4,254	486,063
Worldline SA, 144A*	51,568	4,591,792

(Cost $310,298,563)		375,584,138

Germany - 8.2%
adidas AG*	42,450	14,796,901
Allianz SE	91,687	22,102,876
BASF SE	204,337	16,698,353

Bayer AG	217,504	13,152,971
Bayerische Motoren Werke AG	73,568	6,346,591
Bechtle AG	5,389	1,016,278
Beiersdorf AG	22,573	2,230,585
Brenntag SE	34,061	2,640,850
Carl Zeiss Meditec AG	8,801	1,319,923
Commerzbank AG*	225,251	1,475,748
Continental AG	24,841	3,563,662
Covestro AG, 144A	42,180	3,051,503
Daimler AG	190,443	15,222,866
Delivery Hero SE, 144A*	29,030	3,702,266
Deutsche Bank AG*(c)	443,007	5,459,488
Deutsche Boerse AG	42,414	6,936,722
Deutsche Lufthansa AG*	56,857	842,761
Deutsche Post AG	219,527	10,875,580
Deutsche Telekom AG	730,355	13,244,590
Deutsche Wohnen SE	76,484	3,594,377
E.ON SE	473,905	4,831,629
Evonik Industries AG	46,314	1,558,498
Fresenius Medical Care AG & Co. KGaA	47,116	3,260,792
Fresenius SE & Co. KGaA	92,171	3,941,246
GEA Group AG	37,409	1,291,788
Hannover Rueck SE	13,522	2,288,991
HeidelbergCement AG	33,230	2,625,334
HelloFresh SE*	32,609	2,537,714
Henkel AG & Co. KGaA	22,317	1,976,412
HOCHTIEF AG	5,955	530,613
Infineon Technologies AG	290,453	12,616,065
KION Group AG	16,518	1,393,890
Knorr-Bremse AG	16,424	2,091,421
LANXESS AG	18,329	1,356,084
LEG Immobilien AG	16,162	2,206,261
Merck KGaA	27,872	4,524,779
MTU Aero Engines AG	11,998	2,851,810
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,896	9,058,454
Nemetschek SE	13,017	819,051
Puma SE*	22,593	2,398,299
Rational AG(b)	941	804,973
RWE AG	138,713	5,245,196
SAP SE	231,009	28,446,576
Scout24 AG, 144A	24,295	1,830,606
Siemens AG	168,386	26,001,214
Siemens Energy AG*	86,217	3,250,787
Siemens Healthineers AG, 144A	59,998	3,317,662
Symrise AG	28,268	3,298,807
TeamViewer AG, 144A*	34,585	1,856,921
Telefonica Deutschland Holding AG	242,847	647,546
Uniper SE	45,402	1,588,615
United Internet AG	23,281	1,024,712
Volkswagen AG	6,333	1,480,078
Vonovia SE	116,424	7,408,464
Zalando SE, 144A*	33,865	3,473,903

(Cost $283,361,094)		302,110,082

Hong Kong - 3.2%
AIA Group Ltd.	2,670,827	33,417,834
ASM Pacific Technology Ltd.	67,957	945,350
Bank of East Asia Ltd.	302,185	713,732
BOC Hong Kong Holdings Ltd.	828,435	2,755,594
Budweiser Brewing Co. APAC Ltd., 144A	388,537	1,187,183
CK Asset Holdings Ltd.	585,218	3,436,711
CK Hutchison Holdings Ltd.	610,970	4,615,880
CK Infrastructure Holdings Ltd.	142,134	823,692
CLP Holdings Ltd.	351,233	3,425,636
ESR Cayman Ltd., 144A*	405,273	1,282,733
Galaxy Entertainment Group Ltd.	489,035	4,470,161
Hang Lung Properties Ltd.	481,941	1,248,898
Hang Seng Bank Ltd.	175,150	3,387,181
Henderson Land Development Co. Ltd.	330,268	1,434,939
HK Electric Investments & HK Electric Investments Ltd.(a)	663,418	650,037
HKT Trust & HKT Ltd.(a)	879,585	1,195,241
Hong Kong & China Gas Co. Ltd.	2,420,828	3,651,630
Hong Kong Exchanges & Clearing Ltd.	264,373	16,128,681
Hongkong Land Holdings Ltd.	236,000	1,137,520
Jardine Matheson Holdings Ltd.	47,157	2,467,254
Jardine Strategic Holdings Ltd.	46,887	1,213,436
Link REIT	447,042	4,218,873
Melco Resorts & Entertainment Ltd., ADR*	43,714	946,845
MTR Corp. Ltd.	352,339	2,114,547
New World Development Co. Ltd.	360,672	1,834,410
PCCW Ltd.	951,258	545,752
Power Assets Holdings Ltd.	320,532	1,781,089
Sino Land Co. Ltd.	745,666	1,128,625
SJM Holdings Ltd.	439,870	612,470
Sun Hung Kai Properties Ltd.	281,182	4,516,922
Swire Pacific Ltd., Class A	131,539	964,100
Swire Properties Ltd.	203,031	653,085
Techtronic Industries Co. Ltd.	298,179	4,551,618
WH Group Ltd., 144A	2,219,630	1,991,713
Wharf Real Estate Investment Co. Ltd.	347,773	2,078,177
Xinyi Glass Holdings Ltd.	395,189	1,105,609

(Cost $93,764,624)		118,633,158

Ireland - 1.0%
CRH PLC	170,852	7,379,869
DCC PLC	22,462	1,805,667
Experian PLC	205,377	6,503,763
Flutter Entertainment PLC*	35,447	6,819,453
James Hardie Industries PLC CDI	100,840	2,832,860
Kerry Group PLC, Class A	34,725	4,187,652
Kingspan Group PLC*	35,069	2,549,330
Smurfit Kappa Group PLC	54,548	2,577,312

(Cost $24,112,390)		34,655,906

Isle of Man - 0.1%
Entain PLC*
(Cost $1,724,980)	132,489	2,608,167

Israel - 0.6%
Azrieli Group Ltd.	10,000	609,054
Bank Hapoalim BM*	273,499	1,941,731
Bank Leumi Le-Israel BM	349,354	2,137,254
Check Point Software Technologies Ltd.*	23,607	2,602,436
CyberArk Software Ltd.*	8,530	1,252,460
Elbit Systems Ltd.	5,918	770,043
ICL Group Ltd.	165,893	963,267
Israel Discount Bank Ltd., Class A	269,581	1,002,566
Mizrahi Tefahot Bank Ltd.	22,786	546,305
Nice Ltd.*	14,209	3,306,226
Teva Pharmaceutical Industries Ltd., ADR*	233,258	2,509,856
Wix.com Ltd.*	11,802	4,113,823

(Cost $21,869,369)		21,755,021

Italy - 2.0%
Amplifon SpA*	23,065	918,360
Assicurazioni Generali SpA	247,497	4,643,505
Atlantia SpA*	112,215	2,101,978
Davide Campari-Milano NV	141,545	1,601,586
DiaSorin SpA	5,802	1,136,866
Enel SpA	1,784,426	16,888,134
Eni SpA	550,540	6,298,460
Ferrari NV	28,060	5,467,713
FinecoBank Banca Fineco SpA*	139,715	2,456,112
Infrastrutture Wireless Italiane SpA, 144A	63,691	662,032
Intesa Sanpaolo SpA*	3,674,548	9,461,149
Mediobanca Banca di Credito Finanziario SpA*	140,761	1,463,640
Moncler SpA*	44,020	2,724,664
Nexi SpA, 144A*	101,228	1,818,005
Poste Italiane SpA, 144A	103,314	1,172,242
Prysmian SpA	54,825	1,765,520
Recordati Industria Chimica e Farmaceutica SpA	24,325	1,236,781
Snam SpA	458,405	2,376,070
Telecom Italia SpA	1,855,353	879,537
Telecom Italia SpA-RSP	1,559,331	835,723
Terna Rete Elettrica Nazionale SpA	319,494	2,223,481
UniCredit SpA*	477,775	4,922,966

(Cost $71,895,522)		73,054,524

Japan - 24.4%
ABC-Mart, Inc.(b)	5,200	295,624
Acom Co. Ltd.	95,500	425,559
Advantest Corp.	43,400	3,562,550
Aeon Co. Ltd.(b)	147,700	4,438,136
Aeon Mall Co. Ltd.(b)	22,600	379,935
AGC, Inc.	38,300	1,401,285
Air Water, Inc.	38,400	631,144
Aisin Seiki Co. Ltd.	33,854	1,151,281
Ajinomoto Co., Inc.	105,747	2,102,143
Alfresa Holdings Corp.	41,700	803,525
Amada Co. Ltd.	58,100	703,664
ANA Holdings, Inc.*	24,600	589,412
Asahi Group Holdings Ltd.	94,965	4,108,810
Asahi Intecc Co. Ltd.	44,400	1,272,499
Asahi Kasei Corp.	286,500	3,080,154
Astellas Pharma, Inc.	411,732	6,465,963
Azbil Corp.	26,600	1,129,181
Bandai Namco Holdings, Inc.	44,400	3,393,469
Bank of Kyoto Ltd.	14,800	887,209
Bridgestone Corp.	118,476	4,624,782
Brother Industries Ltd.	48,400	950,337
Calbee, Inc.	20,200	530,606
Canon, Inc.	219,986	4,731,159
Capcom Co. Ltd.	18,600	1,130,710
Casio Computer Co. Ltd.	40,900	787,343
Central Japan Railway Co.	31,254	5,104,668
Chiba Bank Ltd.	115,400	735,087
Chubu Electric Power Co., Inc.	145,000	1,778,578
Chugai Pharmaceutical Co. Ltd.	151,200	6,756,092
Chugoku Electric Power Co., Inc.	72,000	858,502
Coca-Cola Bottlers Japan Holdings, Inc.	24,554	421,538
Concordia Financial Group Ltd.	249,115	960,517
Cosmos Pharmaceutical Corp.	4,100	586,566
CyberAgent, Inc.	22,600	1,361,152
Dai Nippon Printing Co. Ltd.	58,400	1,048,620
Daifuku Co. Ltd.	23,721	2,265,395
Dai-ichi Life Holdings, Inc.	240,238	4,212,250
Daiichi Sankyo Co. Ltd.	377,993	10,673,661
Daikin Industries Ltd.	54,888	10,669,162
Daito Trust Construction Co. Ltd.	13,913	1,541,466
Daiwa House Industry Co. Ltd.	122,536	3,452,091
Daiwa House REIT Investment Corp. REIT	432	1,133,141
Daiwa Securities Group, Inc.	318,787	1,547,954
Denso Corp.	94,853	5,684,328
Dentsu Group, Inc.	49,200	1,693,926
Disco Corp.	6,400	2,005,347
East Japan Railway Co.	63,853	4,706,534
Eisai Co. Ltd.	56,452	3,876,093
ENEOS Holdings, Inc.	698,228	3,063,570
FANUC Corp.	41,717	10,308,418
Fast Retailing Co. Ltd.	12,917	12,723,721
Fuji Electric Co. Ltd.	24,500	1,015,901
FUJIFILM Holdings Corp.	76,854	4,376,413
Fujitsu Ltd.	43,302	6,239,680
Fukuoka Financial Group, Inc.	34,600	621,596
GLP J REIT	795	1,287,274

GMO Payment Gateway, Inc.	8,900	1,178,095
Hakuhodo DY Holdings, Inc.	62,259	1,024,460
Hamamatsu Photonics KK	27,300	1,605,807
Hankyu Hanshin Holdings, Inc.	52,840	1,752,328
Harmonic Drive Systems, Inc.	6,300	484,047
Hikari Tsushin, Inc.	5,000	989,258
Hino Motors Ltd.	77,000	722,360
Hirose Electric Co. Ltd.	7,366	1,073,856
Hisamitsu Pharmaceutical Co., Inc.(b)	9,300	579,314
Hitachi Construction Machinery Co. Ltd.	24,300	746,588
Hitachi Ltd.	215,601	9,862,287
Hitachi Metals Ltd.	52,300	828,695
Honda Motor Co. Ltd.	361,599	9,876,594
Hoshizaki Corp.	12,900	1,130,316
Hoya Corp.	82,674	9,384,637
Hulic Co. Ltd.	72,800	811,355
Ibiden Co. Ltd.	21,300	865,228
Idemitsu Kosan Co. Ltd.	43,384	1,133,084
Iida Group Holdings Co. Ltd.	38,700	875,692
Inpex Corp.	227,917	1,676,316
Isuzu Motors Ltd.	124,700	1,303,211
Ito En Ltd.	12,000	661,945
ITOCHU Corp.	302,054	8,977,035
Itochu Techno-Solutions Corp.	24,600	754,651
Japan Airlines Co. Ltd.*	25,873	614,088
Japan Airport Terminal Co. Ltd.	14,400	693,016
Japan Exchange Group, Inc.	113,178	2,435,140
Japan Post Bank Co. Ltd.(b)	94,858	902,350
Japan Post Holdings Co. Ltd.	356,213	3,042,990
Japan Post Insurance Co. Ltd.	46,200	944,414
Japan Real Estate Investment Corp. REIT	290	1,765,655
Japan Retail Fund Investment Corp. REIT(b)	1,230	1,215,057
Japan Tobacco, Inc.	252,641	4,562,446
JFE Holdings, Inc.*	111,185	1,166,141
JSR Corp.	45,500	1,355,246
Kajima Corp.	91,700	1,168,241
Kakaku.com, Inc.	25,500	808,575
Kansai Electric Power Co., Inc.	131,267	1,308,421
Kansai Paint Co. Ltd.	36,300	947,386
Kao Corp.	105,104	7,044,073
KDDI Corp.	356,533	11,004,208
Keihan Holdings Co. Ltd.	24,300	1,089,676
Keikyu Corp.	47,050	743,301
Keio Corp.	24,260	1,809,344
Keisei Electric Railway Co. Ltd.	24,628	887,204
Keyence Corp.	40,070	19,005,950
Kikkoman Corp.	29,682	1,957,545
Kintetsu Group Holdings Co. Ltd.	37,140	1,550,476
Kirin Holdings Co. Ltd.	182,523	3,576,146
Kobayashi Pharmaceutical Co. Ltd.	11,200	1,057,010
Kobe Bussan Co. Ltd.	29,000	744,078
Koei Tecmo Holdings Co. Ltd.	11,000	618,134
Koito Manufacturing Co. Ltd.	22,300	1,485,342
Komatsu Ltd.	195,873	5,861,765
Konami Holdings Corp.	21,366	1,369,011
Kose Corp.	7,500	1,201,041
Kubota Corp.	234,181	5,289,092
Kuraray Co. Ltd.	63,100	705,617
Kurita Water Industries Ltd.	24,500	990,619
Kyocera Corp.	70,900	4,561,492
Kyowa Kirin Co. Ltd.	59,400	1,653,916
Kyushu Electric Power Co., Inc.	69,900	600,014
Kyushu Railway Co.	34,876	906,949
Lasertec Corp.	17,400	2,117,154
Lawson, Inc.(b)	12,600	588,067
Lion Corp.	52,300	1,003,854
LIXIL Group Corp.	59,700	1,672,911
M3, Inc.	98,442	7,780,607
Makita Corp.	51,000	2,169,755
Marubeni Corp.	351,400	2,609,910
Marui Group Co. Ltd.	41,996	796,228
Mazda Motor Corp.	131,000	1,031,090
McDonald’s Holdings Co. Japan Ltd.	12,722	630,162
Medipal Holdings Corp.	37,300	738,337
MEIJI Holdings Co. Ltd.	24,490	1,553,097
Mercari, Inc.*	22,800	1,095,136
MINEBEA MITSUMI, Inc.	79,920	1,960,606
MISUMI Group, Inc.	66,900	2,039,730
Mitsubishi Chemical Holdings Corp.	289,900	2,011,989
Mitsubishi Corp.	288,025	8,114,256
Mitsubishi Electric Corp.	401,379	5,906,121
Mitsubishi Estate Co. Ltd.	248,151	4,278,827
Mitsubishi Gas Chemical Co., Inc.	33,800	786,061
Mitsubishi Heavy Industries Ltd.	75,199	2,164,365
Mitsubishi UFJ Financial Group, Inc.	2,691,352	14,088,601
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,800	411,396
Mitsui & Co. Ltd.	360,860	7,662,710
Mitsui Chemicals, Inc.	40,300	1,240,058
Mitsui Fudosan Co. Ltd.	209,026	4,706,247
Miura Co. Ltd.	19,400	1,002,805
Mizuho Financial Group, Inc.	526,058	7,693,836
MonotaRO Co. Ltd.	26,100	1,498,494
MS&AD Insurance Group Holdings, Inc.	100,021	2,814,982
Murata Manufacturing Co. Ltd.	128,377	10,936,644
Nabtesco Corp.	24,525	1,039,946
Nagoya Railroad Co. Ltd.	39,640	1,005,550
NEC Corp.	56,359	3,066,581
Nexon Co. Ltd.	110,645	3,487,661
NGK Insulators Ltd.	61,300	1,081,139
NGK Spark Plug Co. Ltd.	35,500	600,131
NH Foods Ltd.	21,296	896,032
Nidec Corp.	99,046	12,562,521

Nihon M&A Center, Inc.	31,000	1,689,666
Nintendo Co. Ltd.	24,771	15,046,881
Nippon Building Fund, Inc. REIT	325	1,984,849
Nippon Express Co. Ltd.	16,000	1,188,799
Nippon Paint Holdings Co. Ltd.	32,742	2,432,728
Nippon Prologis REIT, Inc. REIT	448	1,370,121
Nippon Sanso Holdings Corp.	38,100	714,498
Nippon Shinyaku Co. Ltd.	9,300	630,789
Nippon Steel Corp.*	165,609	2,435,312
Nippon Telegraph & Telephone Corp.	284,102	7,350,751
Nippon Yusen KK	28,200	808,209
Nissan Chemical Corp.	25,049	1,360,605
Nissan Motor Co. Ltd.*	525,142	2,831,269
Nisshin Seifun Group, Inc.	44,800	719,944
Nissin Foods Holdings Co. Ltd.	15,700	1,185,656
Nitori Holdings Co. Ltd.	18,501	3,449,574
Nitto Denko Corp.	33,324	2,841,739
Nomura Holdings, Inc.	711,054	4,127,775
Nomura Real Estate Holdings, Inc.	25,136	565,704
Nomura Real Estate Master Fund, Inc. REIT(b)	988	1,478,362
Nomura Research Institute Ltd.	75,943	2,358,191
NSK Ltd.	81,800	800,388
NTT Data Corp.	139,334	2,124,094
Obayashi Corp.	147,400	1,262,500
Obic Co. Ltd.	16,500	2,783,151
Odakyu Electric Railway Co. Ltd.	70,850	2,070,432
Oji Holdings Corp.	184,268	1,159,940
Olympus Corp.	263,416	5,510,743
Omron Corp.	39,792	3,202,921
Ono Pharmaceutical Co. Ltd.	81,506	2,189,907
Oracle Corp.	8,100	820,676
Oriental Land Co. Ltd.	44,500	7,447,629
ORIX Corp.	295,746	4,998,231
Orix JREIT, Inc. REIT(b)	607	1,032,404
Osaka Gas Co. Ltd.	81,200	1,451,918
Otsuka Corp.	24,600	1,142,361
Otsuka Holdings Co. Ltd.	85,867	3,402,619
Pan Pacific International Holdings Corp.	92,272	2,159,751
Panasonic Corp.	481,385	6,166,623
PeptiDream, Inc.*	23,800	1,132,004
Persol Holdings Co. Ltd.	39,600	782,750
Pigeon Corp.	24,600	888,503
Pola Orbis Holdings, Inc.	24,600	561,488
Rakuten, Inc.	193,886	2,166,314
Recruit Holdings Co. Ltd.	301,253	14,924,875
Renesas Electronics Corp.*	181,600	1,991,561
Resona Holdings, Inc.	476,225	1,910,797
Ricoh Co. Ltd.	153,600	1,328,573
Rinnai Corp.	7,900	798,931
Rohm Co. Ltd.	20,900	2,052,845
Ryohin Keikaku Co. Ltd.	54,000	1,214,804
Santen Pharmaceutical Co. Ltd.	76,951	1,055,419
SBI Holdings, Inc.	52,025	1,443,688
SCSK Corp.	10,000	588,208
Secom Co. Ltd.	46,700	4,041,974
Sega Sammy Holdings, Inc.	35,800	600,837
Seibu Holdings, Inc.	47,100	565,580
Seiko Epson Corp.	58,659	959,719
Sekisui Chemical Co. Ltd.	83,400	1,482,649
Sekisui House Ltd.	132,451	2,481,398
Seven & i Holdings Co. Ltd.(b)	165,476	6,266,960
SG Holdings Co. Ltd.	73,800	1,694,849
Sharp Corp.(b)	42,873	809,638
Shimadzu Corp.	50,200	1,803,706
Shimamura Co. Ltd.	4,500	447,910
Shimano, Inc.	16,394	3,661,909
Shimizu Corp.	129,300	976,467
Shin-Etsu Chemical Co. Ltd.	78,004	12,696,368
Shinsei Bank Ltd.	35,300	503,363
Shionogi & Co. Ltd.	58,595	2,975,512
Shiseido Co. Ltd.	88,557	6,573,963
Shizuoka Bank Ltd.	82,000	598,490
SMC Corp.	12,682	7,483,445
SoftBank Corp.	640,200	8,654,517
SoftBank Group Corp.	346,128	32,130,368
Sohgo Security Services Co. Ltd.	15,200	684,460
Sompo Holdings, Inc.	76,835	2,940,915
Sony Corp.	279,116	29,117,406
Square Enix Holdings Co. Ltd.	20,200	1,144,594
Stanley Electric Co. Ltd.	24,600	728,111
Subaru Corp.	136,434	2,545,138
SUMCO Corp.	58,400	1,331,319
Sumitomo Chemical Co. Ltd.	340,722	1,646,154
Sumitomo Corp.	271,576	3,924,788
Sumitomo Dainippon Pharma Co. Ltd.	37,400	590,499
Sumitomo Electric Industries Ltd.	173,000	2,509,916
Sumitomo Metal Mining Co. Ltd.	53,600	2,585,592
Sumitomo Mitsui Financial Group, Inc.	291,415	10,230,076
Sumitomo Mitsui Trust Holdings, Inc.	70,981	2,331,962
Sumitomo Realty & Development Co. Ltd.	68,403	2,355,073
Sundrug Co. Ltd.	19,700	739,247
Suntory Beverage & Food Ltd.	29,400	1,005,329
Suzuken Co. Ltd.	17,810	678,349
Suzuki Motor Corp.	79,726	3,439,747
Sysmex Corp.	35,407	3,682,036
T&D Holdings, Inc.	124,800	1,681,250
Taiheiyo Cement Corp.	23,700	589,637
Taisei Corp.	40,915	1,441,304
Taisho Pharmaceutical Holdings Co. Ltd.	8,234	504,414
Takeda Pharmaceutical Co. Ltd.	351,611	11,815,475
TDK Corp.	27,824	3,978,027

Teijin Ltd.	35,904	616,392
Terumo Corp.	144,644	5,361,306
THK Co. Ltd.	24,528	790,409
TIS, Inc.	50,800	1,055,126
Tobu Railway Co. Ltd.	42,579	1,210,323
Toho Co. Ltd.	24,500	919,368
Toho Gas Co. Ltd.	17,128	1,005,875
Tohoku Electric Power Co., Inc.	90,513	795,635
Tokio Marine Holdings, Inc.	138,750	6,837,598
Tokyo Century Corp.	11,400	742,211
Tokyo Electric Power Co. Holdings, Inc.*	339,200	1,088,291
Tokyo Electron Ltd.	32,964	13,467,632
Tokyo Gas Co. Ltd.	81,780	1,689,381
Tokyu Corp.	118,210	1,623,523
Tokyu Fudosan Holdings Corp.	129,300	807,860
Toppan Printing Co. Ltd.	62,289	977,037
Toray Industries, Inc.	318,243	2,079,723
Toshiba Corp.	83,716	2,634,900
Tosoh Corp.	61,940	1,133,102
TOTO Ltd.	27,715	1,666,618
Toyo Suisan Kaisha Ltd.	23,400	996,632
Toyoda Gosei Co. Ltd.	19,200	497,314
Toyota Industries Corp.	29,500	2,518,411
Toyota Motor Corp.	469,264	34,659,369
Toyota Tsusho Corp.	44,711	1,870,736
Trend Micro, Inc.	25,576	1,228,473
Tsuruha Holdings, Inc.	8,500	1,093,250
Unicharm Corp.	90,100	3,563,597
United Urban Investment Corp. REIT	689	944,996
USS Co. Ltd.	47,400	900,020
Welcia Holdings Co. Ltd.	23,600	753,863
West Japan Railway Co.	34,806	2,126,988
Yakult Honsha Co. Ltd.	25,779	1,274,500
Yamada Holdings Co. Ltd.	148,100	707,190
Yamaha Corp.	28,181	1,567,741
Yamaha Motor Co. Ltd.	67,274	1,463,562
Yamato Holdings Co. Ltd.	64,471	1,694,711
Yamazaki Baking Co. Ltd.	24,300	408,742
Yaskawa Electric Corp.	54,520	2,721,013
Yokogawa Electric Corp.	55,544	1,050,487
Z Holdings Corp.	601,500	3,659,391
ZOZO, Inc.	24,597	768,404

(Cost $702,432,902)		889,808,256

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,322,742)	41,472	1,291,934

Luxembourg - 0.3%
ArcelorMittal SA*	159,731	3,730,742
Aroundtown SA	224,654	1,630,133
Eurofins Scientific SE*	29,681	2,637,169
SES SA	85,919	685,852
Tenaris SA	110,984	1,157,767

(Cost $12,048,573)		9,841,663

Macau - 0.1%
Sands China Ltd.*	565,470	2,646,386
Wynn Macau Ltd.*	360,434	680,305

(Cost $3,573,398)		3,326,691

Mexico - 0.0%
Fresnillo PLC
(Cost $518,248)	36,751	465,934

Netherlands - 5.2%
ABN AMRO Bank NV, 144A*	90,250	1,036,644
Adyen NV, 144A*	3,941	9,110,611
Aegon NV	412,369	1,968,284
Akzo Nobel NV	42,774	4,415,666
Argenx SE*	10,087	3,378,524
ASM International NV	10,443	2,817,362
ASML Holding NV	94,176	52,876,841
EXOR NV	24,632	1,976,364
Heineken Holding NV	26,685	2,292,412
Heineken NV	57,911	5,708,588
ING Groep NV	864,231	9,425,313
JDE Peet’s NV*	16,970	688,989
Just Eat Takeaway.com NV, 144A*	27,465	2,647,056
Koninklijke Ahold Delhaize NV	239,946	6,322,833
Koninklijke DSM NV	37,328	6,149,955
Koninklijke KPN NV	796,832	2,603,520
Koninklijke Philips NV*	201,997	10,956,415
Koninklijke Vopak NV	15,952	760,445
NN Group NV	64,558	2,975,493
Prosus NV*	108,908	12,885,379
QIAGEN NV*	52,365	2,590,422
Randstad NV*	26,681	1,781,504
Royal Dutch Shell PLC, Class A	907,583	18,268,697
Royal Dutch Shell PLC, Class B	813,492	15,726,463
Stellantis NV	459,458	7,447,263
Wolters Kluwer NV	59,594	4,722,601

(Cost $148,016,132)		191,533,644

New Zealand - 0.3%
a2 Milk Co. Ltd.*	169,319	1,185,489
Auckland International Airport Ltd.*	278,925	1,521,607
Fisher & Paykel Healthcare Corp. Ltd.	129,936	2,746,144
Mercury NZ Ltd.	161,523	706,086
Meridian Energy Ltd.	299,824	1,234,836
Ryman Healthcare Ltd.	94,908	1,004,635
Spark New Zealand Ltd.	397,516	1,318,364
Xero Ltd.*	27,485	2,504,597

(Cost $8,848,699)		12,221,758

Norway - 0.6%
Adevinta ASA*	54,076	755,265
DNB ASA(b)	213,263	4,148,133
Equinor ASA	208,291	3,921,702

Gjensidige Forsikring ASA	43,617	1,001,059
Mowi ASA	99,240	2,396,703
Norsk Hydro ASA	275,272	1,523,892
Orkla ASA	171,581	1,580,336
Schibsted ASA, Class A*	14,419	583,206
Schibsted ASA, Class B*	21,711	745,685
Telenor ASA	163,397	2,641,119
Yara International ASA	37,868	1,819,460

(Cost $20,958,386)		21,116,560

Portugal - 0.2%
EDP - Energias de Portugal SA	619,263	3,546,079
Galp Energia SGPS SA	114,007	1,277,063
Jeronimo Martins SGPS SA	50,791	787,472

(Cost $4,806,956)		5,610,614

Singapore - 1.0%
Ascendas Real Estate Investment Trust REIT	734,299	1,619,048
CapitaLand Integrated Commercial Trust REIT	1,039,217	1,636,685
CapitaLand Ltd.	583,600	1,391,816
City Developments Ltd.	102,000	563,012
DBS Group Holdings Ltd.	391,530	7,822,378
Genting Singapore Ltd.	1,319,478	846,073
Keppel Corp. Ltd.	339,000	1,291,526
Mapletree Commercial Trust REIT	390,800	597,894
Mapletree Logistics Trust REIT	612,074	849,210
Oversea-Chinese Banking Corp. Ltd.	737,343	6,077,246
Singapore Airlines Ltd.*	244,650	913,722
Singapore Exchange Ltd.	168,100	1,259,426
Singapore Technologies Engineering Ltd.	354,200	998,794
Singapore Telecommunications Ltd.	1,860,889	3,279,653
Suntec Real Estate Investment Trust REIT	413,900	450,094
United Overseas Bank Ltd.	265,654	4,917,010
UOL Group Ltd.	85,281	472,646
Venture Corp. Ltd.	58,700	845,238
Wilmar International Ltd.	439,966	1,742,178

(Cost $37,962,284)		37,573,649

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	56,241	1,719,512
Aena SME SA, 144A*	15,255	2,593,396
Amadeus IT Group SA*	98,987	6,867,387
Banco Bilbao Vizcaya Argentaria SA	1,473,749	8,184,837
Banco Santander SA*	3,824,639	13,370,863
CaixaBank SA	817,743	2,374,863
Cellnex Telecom SA, 144A*	71,503	3,886,553
Enagas SA	56,257	1,178,683
Endesa SA	71,748	1,778,964
Ferrovial SA	112,352	2,797,925
Grifols SA	60,957	1,531,263
Iberdrola SA	1,339,261	16,845,613
Industria de Diseno Textil SA	239,097	7,878,461
Naturgy Energy Group SA	60,686	1,516,401
Red Electrica Corp. SA	97,385	1,629,137
Repsol SA	332,107	4,173,331
Siemens Gamesa Renewable Energy SA	54,244	2,015,802
Telefonica SA	1,129,670	4,805,952

(Cost $110,132,557)		85,148,943

Sweden - 3.2%
Alfa Laval AB*	69,756	2,158,628
Assa Abloy AB, Class B	218,480	5,477,589
Atlas Copco AB, Class A	150,043	8,566,626
Atlas Copco AB, Class B	85,664	4,153,394
Boliden AB	59,826	2,369,971
Electrolux AB, Series B	52,555	1,241,381
Epiroc AB, Class A	140,102	2,973,304
Epiroc AB, Class B	95,028	1,870,422
EQT AB	53,846	1,501,763
Essity AB, Class B	135,118	4,061,269
Evolution Gaming Group AB, 144A	35,760	4,453,113
Fastighets AB Balder, Class B*	25,067	1,201,710
Hennes & Mauritz AB, Class B*(b)	181,162	4,269,501
Hexagon AB, Class B	64,108	5,341,890
Husqvarna AB, Class B	95,618	1,169,760
ICA Gruppen AB(b)	23,092	1,096,363
Industrivarden AB, Class A*	24,178	859,011
Industrivarden AB, Class C*	36,800	1,215,495
Investment AB Latour, Class B	35,814	815,622
Investor AB, Class B	101,195	7,487,848
Kinnevik AB, Class B*	52,720	2,449,973
L E Lundbergforetagen AB, Class B*	18,559	923,565
Lundin Energy AB	44,555	1,441,037
Nibe Industrier AB, Class B	70,835	2,225,574
Sandvik AB*	246,458	6,616,851
Securitas AB, Class B	70,614	1,082,555
Skandinaviska Enskilda Banken AB, Class A*	351,632	4,046,897
Skanska AB, Class B	72,105	1,748,849
SKF AB, Class B	85,048	2,317,596
Svenska Cellulosa AB SCA, Class B*	137,613	2,367,187
Svenska Handelsbanken AB, Class A*	346,839	3,656,558
Swedbank AB, Class A(b)	195,739	3,431,268
Swedish Match AB	35,758	2,571,354
Tele2 AB, Class B	117,459	1,482,165
Telefonaktiebolaget LM Ericsson, Class B	657,715	8,209,851
Telia Co. AB	538,043	2,173,480
Volvo AB, Class B*	308,261	7,896,452

(Cost $87,665,752)		116,925,872

Switzerland - 9.3%
ABB Ltd.	409,481	11,757,977
Adecco Group AG	34,793	2,183,240
Alcon, Inc.*	106,985	7,355,403
Baloise Holding AG	10,442	1,824,035
Banque Cantonale Vaudoise	7,277	763,179

Barry Callebaut AG	672	1,453,851
Chocoladefabriken Lindt & Spruengli AG	22	1,946,903
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	243	2,036,910
Cie Financiere Richemont SA, Class A	115,083	11,080,052
Clariant AG	44,763	935,464
Coca-Cola HBC AG*	45,268	1,411,448
Credit Suisse Group AG	534,054	7,705,666
EMS-Chemie Holding AG	1,788	1,582,301
Geberit AG	8,388	4,944,369
Givaudan SA	2,002	7,542,301
Glencore PLC*	2,244,456	9,090,120
Julius Baer Group Ltd.	50,507	3,098,214
Kuehne + Nagel International AG	11,832	2,805,653
LafargeHolcim Ltd.*	117,508	6,479,636
Logitech International SA	37,143	3,961,539
Lonza Group AG	16,547	10,437,716
Nestle SA	637,763	66,605,271
Novartis AG	490,476	42,159,422
Partners Group Holding AG	3,989	4,782,064
Roche Holding AG	155,628	50,974,949
Roche Holding AG	7,064	2,359,197
Schindler Holding AG	3,983	1,060,499
Schindler Holding AG Participation Certificates	9,556	2,607,376
SGS SA	1,331	3,797,004
Sika AG	30,854	8,147,233
Sonova Holding AG*	12,340	3,158,085
STMicroelectronics NV	144,130	5,559,587
Straumann Holding AG	2,312	2,793,259
Swatch Group AG - Bearer	6,388	1,904,497
Swatch Group AG - Registered	12,694	728,442
Swiss Life Holding AG	6,917	3,439,300
Swiss Prime Site AG	15,101	1,412,736
Swiss Re AG	64,040	6,015,036
Swisscom AG	5,256	2,637,678
Temenos AG	14,844	2,003,079
UBS Group AG	818,641	12,689,318
Vifor Pharma AG	9,396	1,168,238
Zurich Insurance Group AG	33,462	13,665,842

(Cost $286,352,909)		340,064,089

United Arab Emirates - 0.0%
NMC Health PLC*(d)
(Cost $1,368,921)	31,933	0

United Kingdom - 11.9%
3i Group PLC	214,562	3,309,131
Admiral Group PLC	38,679	1,664,049
Anglo American PLC	268,404	10,367,500
Ashtead Group PLC	101,776	5,501,620
Associated British Foods PLC*	80,494	2,655,576
AstraZeneca PLC	289,932	28,053,166
Auto Trader Group PLC, 144A*	216,688	1,660,997
AVEVA Group PLC	26,898	1,272,252
Aviva PLC	861,138	4,341,850
BAE Systems PLC	728,016	4,908,062
Barclays PLC	3,750,405	8,339,203
Barratt Developments PLC*	224,699	2,079,909
Berkeley Group Holdings PLC	28,981	1,636,453
BP PLC	4,497,818	18,282,106
British American Tobacco PLC	504,510	17,470,166
British Land Co. PLC REIT	195,099	1,330,791
BT Group PLC*	1,849,088	3,182,833
Bunzl PLC	75,640	2,357,388
Burberry Group PLC*	91,587	2,316,560
CNH Industrial NV*	231,213	3,414,595
Coca-Cola European Partners PLC	42,372	2,158,853
Compass Group PLC*	387,034	7,845,590
Croda International PLC	31,635	2,718,477
Diageo PLC	513,346	20,114,822
Direct Line Insurance Group PLC	302,873	1,352,812
Evraz PLC	120,806	961,033
Ferguson PLC	48,986	5,754,612
GlaxoSmithKline PLC	1,103,109	18,300,828
Halma PLC	85,700	2,706,736
Hargreaves Lansdown PLC	74,682	1,571,629
HSBC Holdings PLC*	4,488,618	26,652,600
Imperial Brands PLC	202,816	3,766,568
Informa PLC*	341,899	2,623,646
InterContinental Hotels Group PLC*	38,909	2,711,485
Intertek Group PLC	33,888	2,528,716
J Sainsbury PLC	343,622	1,082,897
JD Sports Fashion PLC*	98,959	1,144,870
Johnson Matthey PLC	43,235	1,840,179
Kingfisher PLC*	475,562	1,758,416
Land Securities Group PLC REIT	158,483	1,468,310
Legal & General Group PLC	1,338,963	4,837,095
Lloyds Banking Group PLC*	15,652,339	8,504,668
London Stock Exchange Group PLC	70,636	9,465,081
M&G PLC	584,697	1,498,049
Melrose Industries PLC*	1,097,914	2,537,629
Mondi PLC	109,479	2,630,313
National Grid PLC	787,913	8,852,018
Natwest Group PLC*	1,087,875	2,791,786
Next PLC*	30,072	3,167,361
Ocado Group PLC*	104,601	3,206,063
Pearson PLC	164,726	1,723,517
Persimmon PLC	72,295	2,608,684
Phoenix Group Holdings PLC	124,343	1,229,966
Prudential PLC	578,385	11,349,778
Reckitt Benckiser Group PLC	155,616	13,008,253
RELX PLC	428,819	10,111,514
Rentokil Initial PLC*	414,877	2,697,557

Rio Tinto PLC	246,606	21,256,768
Rolls-Royce Holdings PLC*	1,867,188	2,801,672
RSA Insurance Group PLC	226,614	2,132,364
Sage Group PLC	226,067	1,759,347
Schroders PLC	28,020	1,367,482
Segro PLC REIT	265,242	3,362,031
Severn Trent PLC	53,711	1,638,781
Smith & Nephew PLC	189,525	3,658,361
Smiths Group PLC	89,612	1,827,767
Spirax-Sarco Engineering PLC	16,687	2,489,896
SSE PLC	234,652	4,330,018
St James’s Place PLC	124,524	2,036,736
Standard Chartered PLC*	609,960	3,926,909
Standard Life Aberdeen PLC	471,103	2,039,907
Taylor Wimpey PLC*	777,875	1,707,967
Tesco PLC	1,659,243	5,196,606
Unilever PLC	579,748	30,151,626
United Utilities Group PLC	154,310	1,847,149
Vodafone Group PLC	5,956,855	10,126,551
Whitbread PLC*	45,563	2,155,091
Wm Morrison Supermarkets PLC	542,445	1,291,172
WPP PLC	276,351	3,287,234

(Cost $506,761,811)		433,818,053

TOTAL COMMON STOCKS (Cost $3,126,120,786)		3,503,729,515

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	10,637	719,350
FUCHS PETROLUB SE	15,842	866,637
Henkel AG & Co. KGaA	40,789	4,014,877
Porsche Automobil Holding SE	35,160	2,815,994
Sartorius AG	8,098	4,156,433
Volkswagen AG	39,886	8,326,497

(Cost $21,134,800)		20,899,788

TOTAL PREFERRED STOCKS (Cost $21,134,800)		20,899,788

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	255,836	89,999

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
(Cost $20,602,866)	20,602,866	20,602,866

CASH EQUIVALENTS - 1.8%
DWS ESG Liquidity Fund “Capital Shares”, 0.13%(e)	36,366,026	36,366,026
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)	31,112,095	31,112,095

TOTAL CASH EQUIVALENTS (Cost $67,478,121)		67,478,121

TOTAL INVESTMENTS - 98.9% (Cost $3,235,336,573)		$3,612,800,289
Other assets and liabilities, net - 1.1%		38,939,364

NET ASSETS - 100.0%		$3,651,739,653

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG *(c)
4,873,841	—	(1,354,435)	(3,187,458)	5,127,540	—	—	443,007	5,459,488
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
56,545,490	—	(35,942,624)(g)	—	—	7,506	—	20,602,866	20,602,866
CASH EQUIVALENTS — 1.8%
DWS ESG Liquidity Fund “Capital Shares”, 0.13% (e)
36,319,577	60,971	—	—	(14,522)	62,769	—	36,366,026	36,366,026
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
21,017,231	859,601,630	(849,506,766)	—	—	11,543	—	31,112,095	31,112,095

118,756,139	859,662,601	(886,803,825)	(3,187,458)	5,113,018	81,818	—	88,523,994	93,540,475

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $51,382,039, which is 1.4% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $36,349,195.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$609,408,541	17.3%
Industrials	540,071,903	15.3
Consumer Discretionary	445,511,787	12.7
Health Care	427,854,325	12.1
Consumer Staples	352,791,150	10.0
Information Technology	318,292,528	9.0
Materials	287,193,716	8.1
Communication Services	187,523,447	5.3
Utilities	126,046,850	3.6
Energy	121,233,918	3.5
Real Estate	108,791,137	3.1

Total	$3,524,719,302	100.0%

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
AMSTERDAM Index Futures	EUR	26	$4,300,386	$4,083,537	3/19/2021	$(216,849)
CAC40 10 EURO Futures	EUR	178	12,383,804	12,239,515	3/19/2021	(144,289)
DAX Index Futures	EUR	22	8,843,646	9,130,511	3/19/2021	286,865
FTSE 100 Index Futures	GBP	159	14,309,422	14,264,704	3/19/2021	(44,718)
IBEX 35 Index Futures	EUR	50	4,943,700	4,944,686	3/19/2021	986
MSCI EAFE Futures	USD	120	12,749,960	12,984,000	3/19/2021	234,040
OMXS30 Index Futures	SEK	212	5,108,070	5,033,930	3/19/2021	(74,140)
SPI 200 Futures	AUD	66	8,339,986	8,416,129	3/18/2021	76,143
SWISS MKT IX Futures	CHF	95	10,788,141	10,902,050	3/19/2021	113,909
TOPIX Index Futures	JPY	125	20,847,191	21,993,292	3/11/2021	1,146,101

Total net unrealized appreciation						$1,378,048

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

As of February 28, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Citigroup Global Markets	3/3/2021	AUD	112,688,842	USD	86,471,896	$—	$(237,739)
JP Morgan & Chase Co.	3/3/2021	AUD	116,426,200	USD	89,341,740	—	(243,644)
RBC Capital Markets	3/3/2021	AUD	100,832,600	USD	77,376,114	—	(210,608)
Citigroup Global Markets	3/3/2021	CHF	92,027,400	USD	103,530,696	2,352,810	—
Citigroup Global Markets	3/3/2021	CHF	3,468,000	USD	3,864,291	51,460	—
JP Morgan & Chase Co.	3/3/2021	CHF	109,960,700	USD	123,702,154	2,807,821	—
RBC Capital Markets	3/3/2021	CHF	108,499,800	USD	122,059,788	2,771,616	—
Citigroup Global Markets	3/3/2021	DKK	196,465,800	USD	32,106,977	228,105	—
JP Morgan & Chase Co.	3/3/2021	DKK	175,127,100	USD	28,619,748	203,330	—
RBC Capital Markets	3/3/2021	DKK	180,112,200	USD	29,434,908	209,599	—
Citigroup Global Markets	3/3/2021	EUR	315,487,800	USD	383,518,643	2,834,976	—
JP Morgan & Chase Co.	3/3/2021	EUR	321,266,100	USD	390,538,782	2,882,724	—
RBC Capital Markets	3/3/2021	EUR	3,538,000	USD	4,260,368	—	(8,764)
RBC Capital Markets	3/3/2021	EUR	305,720,000	USD	371,647,601	2,750,260	—
Citigroup Global Markets	3/3/2021	GBP	122,939,200	USD	168,841,009	—	(2,441,759)
JP Morgan & Chase Co.	3/3/2021	GBP	123,095,100	USD	169,054,994	—	(2,444,979)
RBC Capital Markets	3/3/2021	GBP	125,726,000	USD	172,668,945	—	(2,496,481)
Citigroup Global Markets	3/3/2021	HKD	222,040,000	USD	28,637,205	10,508	—
JP Morgan & Chase Co.	3/3/2021	HKD	303,651,300	USD	39,160,958	12,453	—
RBC Capital Markets	3/3/2021	HKD	334,718,300	USD	43,167,958	14,114	—
Citigroup Global Markets	3/3/2021	ILS	8,966,300	USD	2,738,931	30,007	—
JP Morgan & Chase Co.	3/3/2021	ILS	11,086,900	USD	3,386,502	36,897	—
RBC Capital Markets	3/3/2021	ILS	14,696,100	USD	4,488,661	48,634	—
Citigroup Global Markets	3/3/2021	JPY	30,647,593,300	USD	292,802,076	5,277,113	—
Citigroup Global Markets	3/3/2021	JPY	398,118,000	USD	3,790,817	55,813	—
Citigroup Global Markets	3/3/2021	JPY	1,615,912,000	USD	15,438,306	278,386	—
JP Morgan & Chase Co.	3/3/2021	JPY	29,792,943,800	USD	284,636,895	5,129,954	—
RBC Capital Markets	3/3/2021	JPY	32,876,622,300	USD	314,100,854	5,663,923	—
Citigroup Global Markets	3/3/2021	NOK	27,831,400	USD	3,253,932	44,075	—
JP Morgan & Chase Co.	3/3/2021	NOK	53,741,200	USD	6,283,059	84,968	—
RBC Capital Markets	3/3/2021	NOK	104,308,900	USD	12,195,200	165,025	—
Citigroup Global Markets	3/3/2021	NZD	5,385,000	USD	3,880,953	—	(9,980)
JP Morgan & Chase Co.	3/3/2021	NZD	5,240,400	USD	3,776,777	—	(9,676)
RBC Capital Markets	3/3/2021	NZD	5,217,900	USD	3,760,525	—	(9,670)
Citigroup Global Markets	3/3/2021	SEK	386,221,300	USD	46,374,845	633,304	—
JP Morgan & Chase Co.	3/3/2021	SEK	316,287,700	USD	37,977,576	518,517	—
RBC Capital Markets	3/3/2021	SEK	44,025,000	USD	5,286,307	72,272	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	3/3/2021	SEK	281,365,000	USD	33,784,916	$461,874	$—
Citigroup Global Markets	3/3/2021	SGD	15,774,900	USD	11,886,611	56,152	—
JP Morgan & Chase Co.	3/3/2021	SGD	16,240,500	USD	12,237,226	57,588	—
RBC Capital Markets	3/3/2021	SGD	16,384,500	USD	12,346,000	58,368	—
Citigroup Global Markets	3/3/2021	USD	87,243,701	AUD	112,688,842	—	(534,067)
JP Morgan & Chase Co.	3/3/2021	USD	86,339,230	AUD	111,520,000	—	(528,974)
JP Morgan & Chase Co.	3/3/2021	USD	1,901,884	AUD	2,453,100	—	(14,320)
JP Morgan & Chase Co.	3/3/2021	USD	1,864,856	AUD	2,453,100	22,708	—
RBC Capital Markets	3/3/2021	USD	78,064,901	AUD	100,832,600	—	(478,179)
Citigroup Global Markets	3/3/2021	USD	105,488,307	CHF	95,495,400	—	(497,591)
JP Morgan & Chase Co.	3/3/2021	USD	2,583,872	CHF	2,334,200	—	(17,577)
JP Morgan & Chase Co.	3/3/2021	USD	118,884,900	CHF	107,626,500	—	(556,862)
RBC Capital Markets	3/3/2021	USD	2,597,299	CHF	2,334,200	—	(31,004)
RBC Capital Markets	3/3/2021	USD	117,274,549	CHF	106,165,600	—	(552,672)
Citigroup Global Markets	3/3/2021	USD	660,378	DKK	4,101,900	5,203	—
Citigroup Global Markets	3/3/2021	USD	30,730,883	DKK	188,262,000	—	(183,174)
Citigroup Global Markets	3/3/2021	USD	664,357	DKK	4,101,900	1,224	—
JP Morgan & Chase Co.	3/3/2021	USD	28,586,346	DKK	175,127,100	—	(169,927)
RBC Capital Markets	3/3/2021	USD	29,400,117	DKK	180,112,200	—	(174,808)
Citigroup Global Markets	3/3/2021	USD	374,443,791	EUR	308,481,500	—	(2,214,283)
Citigroup Global Markets	3/3/2021	USD	8,439,179	EUR	7,006,300	14,979	—
JP Morgan & Chase Co.	3/3/2021	USD	377,002,396	EUR	310,596,800	—	(2,220,459)
JP Morgan & Chase Co.	3/3/2021	USD	4,453,058	EUR	3,663,000	—	(33,095)
JP Morgan & Chase Co.	3/3/2021	USD	8,388,251	EUR	7,006,300	65,908	—
RBC Capital Markets	3/3/2021	USD	375,386,020	EUR	309,258,000	—	(2,219,548)
Citigroup Global Markets	3/3/2021	USD	3,832,222	GBP	2,764,000	18,669	—
Citigroup Global Markets	3/3/2021	USD	168,017,788	GBP	120,175,200	—	(585,912)
JP Morgan & Chase Co.	3/3/2021	USD	172,099,259	GBP	123,095,100	—	(599,286)
RBC Capital Markets	3/3/2021	USD	171,914,033	GBP	122,962,000	—	(599,499)
RBC Capital Markets	3/3/2021	USD	3,780,431	GBP	2,764,000	70,461	—
Citigroup Global Markets	3/3/2021	USD	28,623,214	HKD	222,040,000	3,484	—
JP Morgan & Chase Co.	3/3/2021	USD	39,143,690	HKD	303,651,300	4,815	—
RBC Capital Markets	3/3/2021	USD	825,197	HKD	6,397,100	—	(446)
RBC Capital Markets	3/3/2021	USD	41,499,370	HKD	321,924,100	4,971	—
RBC Capital Markets	3/3/2021	USD	825,210	HKD	6,397,100	—	(458)
Citigroup Global Markets	3/3/2021	USD	2,706,673	ILS	8,966,300	2,251	—
JP Morgan & Chase Co.	3/3/2021	USD	3,346,787	ILS	11,086,900	2,819	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	3/3/2021	USD	78,683	ILS	258,400	$—	$(614)
RBC Capital Markets	3/3/2021	USD	4,358,371	ILS	14,437,700	3,588	—
Citigroup Global Markets	3/3/2021	USD	306,569,644	JPY	32,661,623,300	—	(149,758)
JP Morgan & Chase Co.	3/3/2021	USD	279,640,922	JPY	29,792,943,800	—	(133,980)
RBC Capital Markets	3/3/2021	USD	6,693,063	JPY	708,782,100	—	(43,519)
RBC Capital Markets	3/3/2021	USD	6,716,862	JPY	708,782,100	—	(67,317)
RBC Capital Markets	3/3/2021	USD	295,282,917	JPY	31,459,058,100	—	(145,076)
Citigroup Global Markets	3/3/2021	USD	3,231,700	NOK	27,831,400	—	(21,843)
JP Morgan & Chase Co.	3/3/2021	USD	6,240,273	NOK	53,741,200	—	(42,182)
RBC Capital Markets	3/3/2021	USD	11,791,108	NOK	101,544,900	—	(79,711)
RBC Capital Markets	3/3/2021	USD	162,524	NOK	1,382,000	—	(3,135)
RBC Capital Markets	3/3/2021	USD	160,004	NOK	1,382,000	—	(615)
Citigroup Global Markets	3/3/2021	USD	84,322	NZD	117,800	794	—
Citigroup Global Markets	3/3/2021	USD	3,829,781	NZD	5,267,200	—	(23,965)
JP Morgan & Chase Co.	3/3/2021	USD	3,810,305	NZD	5,240,400	—	(23,853)
RBC Capital Markets	3/3/2021	USD	3,793,992	NZD	5,217,900	—	(23,798)
Citigroup Global Markets	3/3/2021	USD	44,159,107	SEK	370,936,500	—	(227,799)
Citigroup Global Markets	3/3/2021	USD	918,072	SEK	7,642,400	—	(12,956)
Citigroup Global Markets	3/3/2021	USD	903,959	SEK	7,642,400	1,157	—
JP Morgan & Chase Co.	3/3/2021	USD	37,652,849	SEK	316,287,700	—	(193,790)
RBC Capital Markets	3/3/2021	USD	38,736,882	SEK	325,390,000	—	(199,805)
Citigroup Global Markets	3/3/2021	USD	11,863,458	SGD	15,774,900	—	(32,999)
JP Morgan & Chase Co.	3/3/2021	USD	270,940	SGD	359,900	—	(1,031)
JP Morgan & Chase Co.	3/3/2021	USD	11,942,977	SGD	15,880,600	—	(33,247)
RBC Capital Markets	3/3/2021	USD	269,119	SGD	359,900	790	—
RBC Capital Markets	3/3/2021	USD	12,051,308	SGD	16,024,600	—	(33,585)
Citigroup Global Markets	4/5/2021	JPY	32,661,623,300	USD	306,686,228	141,314	—
JP Morgan & Chase Co.	4/5/2021	JPY	29,792,943,800	USD	279,746,345	125,356	—
JP Morgan & Chase Co.	4/5/2021	JPY	4,175,022,000	USD	39,202,011	17,438	—
RBC Capital Markets	4/5/2021	JPY	31,459,058,100	USD	295,398,261	139,994	—
Citigroup Global Markets	4/6/2021	ILS	8,966,300	USD	2,708,013	—	(2,337)
JP Morgan & Chase Co.	4/6/2021	ILS	11,086,900	USD	3,348,227	—	(3,143)
RBC Capital Markets	4/6/2021	ILS	14,437,700	USD	4,360,529	—	(3,727)
Citigroup Global Markets	4/6/2021	SGD	15,774,900	USD	11,862,433	33,319	—
JP Morgan & Chase Co.	4/6/2021	SGD	15,880,600	USD	11,941,764	33,389	—
RBC Capital Markets	4/6/2021	SGD	16,024,600	USD	12,049,930	33,574	—
Citigroup Global Markets	4/7/2021	AUD	112,688,842	USD	87,252,942	530,926	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	4/7/2021	AUD	111,520,000	USD	86,349,055	$526,546	$—
RBC Capital Markets	4/7/2021	AUD	100,832,600	USD	78,073,170	475,369	—
RBC Capital Markets	4/7/2021	AUD	10,513,000	USD	8,139,964	49,468	—
Citigroup Global Markets	4/7/2021	CHF	95,495,400	USD	105,589,200	485,373	—
JP Morgan & Chase Co.	4/7/2021	CHF	107,626,500	USD	118,999,654	544,137	—
RBC Capital Markets	4/7/2021	CHF	106,165,600	USD	117,388,141	540,515	—
Citigroup Global Markets	4/7/2021	DKK	188,262,000	USD	30,746,191	180,576	—
JP Morgan & Chase Co.	4/7/2021	DKK	175,127,100	USD	28,600,211	167,136	—
RBC Capital Markets	4/7/2021	DKK	180,112,200	USD	29,415,102	172,663	—
Citigroup Global Markets	4/7/2021	EUR	23,867,000	USD	28,993,727	168,614	—
Citigroup Global Markets	4/7/2021	EUR	308,481,500	USD	374,744,869	2,179,647	—
JP Morgan & Chase Co.	4/7/2021	EUR	310,596,800	USD	377,303,985	2,184,033	—
RBC Capital Markets	4/7/2021	EUR	309,258,000	USD	375,686,618	2,183,587	—
Citigroup Global Markets	4/7/2021	GBP	4,695,000	USD	6,565,465	22,780	—
Citigroup Global Markets	4/7/2021	GBP	120,175,200	USD	168,052,639	583,323	—
JP Morgan & Chase Co.	4/7/2021	GBP	123,095,100	USD	172,134,341	596,018	—
RBC Capital Markets	4/7/2021	GBP	122,962,000	USD	171,948,954	596,112	—
Citigroup Global Markets	4/7/2021	NOK	27,831,400	USD	3,231,700	21,961	—
JP Morgan & Chase Co.	4/7/2021	NOK	53,741,200	USD	6,240,052	42,188	—
RBC Capital Markets	4/7/2021	NOK	101,544,900	USD	11,790,786	79,818	—
Citigroup Global Markets	4/7/2021	NZD	5,267,200	USD	3,829,755	23,995	—
JP Morgan & Chase Co.	4/7/2021	NZD	5,240,400	USD	3,810,282	23,887	—
RBC Capital Markets	4/7/2021	NZD	5,217,900	USD	3,793,867	23,729	—
Citigroup Global Markets	4/7/2021	SEK	370,936,500	USD	44,176,462	226,052	—
JP Morgan & Chase Co.	4/7/2021	SEK	41,839,000	USD	4,982,765	25,472	—
JP Morgan & Chase Co.	4/7/2021	SEK	316,287,700	USD	37,667,086	191,740	—
RBC Capital Markets	4/7/2021	SEK	325,390,000	USD	38,752,069	198,236	—
JP Morgan & Chase Co.	4/7/2021	USD	5,050,014	CHF	4,567,000	—	(23,497)
Citigroup Global Markets	4/8/2021	HKD	82,897,000	USD	10,686,605	—	(1,714)
Citigroup Global Markets	4/8/2021	HKD	222,040,000	USD	28,624,837	—	(3,875)
JP Morgan & Chase Co.	4/8/2021	HKD	303,651,300	USD	39,145,456	—	(5,804)
RBC Capital Markets	4/8/2021	HKD	321,924,100	USD	41,501,349	—	(5,913)

Total unrealized appreciation (depreciation)						$49,594,752	$(21,870,029)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2021.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$3,503,729,515	$—	$0	$3,503,729,515
Preferred Stocks	20,899,788	—	—	20,899,788
Warrants	89,999	—	—	89,999
Short-Term Investments(j)	88,080,987	—	—	88,080,987
Derivatives(k)
Forward Foreign Currency Contracts	—	49,594,752	—	49,594,752
Futures Contracts	1,858,044	—	—	1,858,044

TOTAL	$3,614,658,333	$49,594,752	$0	$3,664,253,085

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(21,870,029)	$—	$(21,870,029)
Futures Contracts	(479,996)	—	—	(479,996)

TOTAL	$(479,996)	$(21,870,029)	$—	$(22,350,025)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.